UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund -

Magellan
Class K

Semiannual Report

September 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008) for Magellan and for the entire period (May 9, 2008 to September 30, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2008	Expenses Paid During Period
Magellan	.84%
Actual		$ 1,000.00	$ 791.80	$ 3.77B
Hypothetical A		$ 1,000.00	$ 1,020.86	$ 4.26C
Class K	.71%
Actual		$ 1,000.00	$ 735.00	$ 2.45B
Hypothetical A		$ 1,000.00	$ 1,021.51	$ 3.60C

A 5% return per year before expenses.

B Actual Expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Magellan and multiplied by 145/365 (to reflect the period May 9, 2008 to September 30, 2008) for Class K.

C Hypothetical Expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Nokia Corp. sponsored ADR	5.1	6.0
Corning, Inc.	4.5	5.1
Canadian Natural Resources Ltd.	4.1	2.8
Monsanto Co.	3.1	2.6
Staples, Inc.	3.1	2.8
Bank of America Corp.	2.9	0.5
Applied Materials, Inc.	2.6	1.9
Allergan, Inc.	2.1	1.5
JPMorgan Chase & Co.	1.8	1.1
Apple, Inc.	1.8	0.8
	31.1
Top Five Market Sectors as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.3	30.5
Health Care	14.4	12.0
Energy	13.6	13.7
Financials	12.4	10.2
Industrials	9.6	11.5
Asset Allocation (% of fund's net assets)
As of September 30, 2008*		As of March 31, 2008**
	Stocks 99.6%		Stocks 98.9%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	23.6%	** Foreign investments	26.4%

Semiannual Report

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.1%
Hyundai Mobis	300,000	$ 23,238
Diversified Consumer Services - 0.0%
Hillenbrand, Inc.	500,000	10,080
Hotels, Restaurants & Leisure - 0.8%
Ctrip.com International Ltd. sponsored ADR	25,108	969
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	274,700	1,096
Royal Caribbean Cruises Ltd.	4,500,000	93,375
Starbucks Corp. (a)	8,562,616	127,326
		222,766
Household Durables - 2.5%
D.R. Horton, Inc.	3,787,100	49,308
KB Home (d)	3,088,000	60,772
Lennar Corp. Class A (d)	10,131,376	153,896
M.D.C. Holdings, Inc.	2,000,000	73,180
MRV Engenharia e Participacoes SA (a)	1,153,900	11,919
Pulte Homes, Inc.	9,000,000	125,730
Ryland Group, Inc. (d)	646,860	17,155
Toll Brothers, Inc. (a)(e)	8,696,677	219,417
		711,377
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	23,618
Leisure Equipment & Products - 0.0%
Brunswick Corp.	621,943	7,955
Media - 1.3%
Ascent Media Corp. (a)	144,656	3,531
Cinemark Holdings, Inc.	238,900	3,249
E.W. Scripps Co. Class A	1,246,133	8,810
Informa PLC	5,000,000	28,201
Live Nation, Inc. (a)(d)	2,823,864	45,944
Scripps Networks Interactive, Inc. Class A	3,738,400	135,741
The DIRECTV Group, Inc. (a)	5,000,000	130,850
Virgin Media, Inc.	2,000,000	15,800
		372,126
Multiline Retail - 0.0%
Pantaloon Retail India Ltd.	194,608	1,350
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A	500,000	19,725
Staples, Inc. (e)	40,090,255	902,031
		921,756
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. (a)(d)	674,500	$ 15,534
NIKE, Inc. Class B	3,597,000	240,639
Polo Ralph Lauren Corp. Class A	1,150,000	76,636
		332,809
TOTAL CONSUMER DISCRETIONARY		2,627,075
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	7,841,972	263,961
Sysco Corp.	3,000,000	92,490
United Natural Foods, Inc. (a)(e)	4,143,500	103,546
Wumart Stores, Inc. (H Shares) (a)	25,000,000	19,967
		479,964
Food Products - 0.2%
Cosan Ltd. Class A (a)	3,181,700	25,390
Cosan SA Industria e Comercio (a)	3,000,000	20,501
Cosan SA Industria e Comercio rights 10/22/08 (a)	605,397	45
McCormick & Co., Inc. (non-vtg.)	500,000	19,225
		65,161
Household Products - 0.3%
Energizer Holdings, Inc. (a)	1,000,000	80,550
Personal Products - 0.0%
Bare Escentuals, Inc. (a)(d)	76,400	830
TOTAL CONSUMER STAPLES		626,505
ENERGY - 13.6%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	1,000,000	36,400
Nabors Industries Ltd. (a)	1,000,000	24,920
National Oilwell Varco, Inc. (a)	3,820,700	191,914
Smith International, Inc.	557,200	32,674
Transocean, Inc. (a)	285,420	31,351
		317,259
Oil, Gas & Consumable Fuels - 12.5%
Apache Corp.	2,467,910	257,354
Canadian Natural Resources Ltd.	16,909,300	1,159,695
Chesapeake Energy Corp.	4,000,000	143,440
Denbury Resources, Inc. (a)	7,500,000	142,800
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energy Transfer Equity LP	1,000,000	$ 21,750
Enterprise Products Partners LP	700,000	18,039
EOG Resources, Inc.	1,727,200	154,515
Hess Corp.	4,402,100	361,324
Marathon Oil Corp.	262,188	10,453
OAO Gazprom sponsored ADR	2,000,000	62,600
Oil Search Ltd.	10,000,000	44,750
Patriot Coal Corp. (a)	1,856,466	53,930
Peabody Energy Corp.	8,539,463	384,276
Petrobank Energy & Resources Ltd. (a)	3,600,300	136,483
Plains Exploration & Production Co. (a)	2,752,745	96,787
Reliance Industries Ltd.	1,000,000	42,159
Sibir Energy PLC (a)	3,000,000	20,836
Teekay Corp.	340,000	8,969
Valero Energy Corp.	10,510,104	318,456
Westernzagros Resources Ltd. (a)	1,000,000	1,156
Williams Companies, Inc.	5,000,000	118,250
		3,558,022
TOTAL ENERGY		3,875,281
FINANCIALS - 12.3%
Capital Markets - 2.3%
Charles Schwab Corp.	8,547,000	222,222
Evercore Partners, Inc. Class A	87,600	1,575
Fortress Investment Group LLC	2,500,000	26,250
Franklin Resources, Inc.	2,110,800	186,025
GLG Partners, Inc.	949,950	5,149
Goldman Sachs Group, Inc.	312,900	40,051
Merriman Curhan Ford Group, Inc. (a)	105,086	105
State Street Corp.	515,900	29,344
T. Rowe Price Group, Inc.	2,500,000	134,275
		644,996
Commercial Banks - 1.1%
Banco do Brasil SA	1,301,000	15,305
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	5,244
SVB Financial Group (a)	1,212,400	70,222
Wells Fargo & Co.	6,000,000	225,180
		315,951
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.3%
SLM Corp. (a)	7,000,000	$ 86,380
Diversified Financial Services - 4.8%
Bank of America Corp.	23,821,604	833,756
BM&F BOVESPA SA	749,474	3,301
CIT Group, Inc.	2,358,398	16,414
Hyde Park Acquisition Corp. unit (a)	200,000	1,958
JPMorgan Chase & Co.	11,208,100	523,418
		1,378,847
Insurance - 2.8%
ACE Ltd.	2,270,860	122,922
AMBAC Financial Group, Inc. (d)	5,000,000	11,650
American International Group, Inc.	16,950,261	56,444
Berkshire Hathaway, Inc. Class A (a)	557	72,744
China Life Insurance Co. Ltd. (H Shares) (a)	40,000,000	149,017
Endurance Specialty Holdings Ltd.	555,800	17,185
Everest Re Group Ltd.	700,000	60,571
MBIA, Inc. (d)	6,875,000	81,813
MetLife, Inc.	2,731,858	152,984
Reinsurance Group of America, Inc. Class B	339,549	16,101
Willis Group Holdings Ltd.	2,000,000	64,520
		805,951
Real Estate Investment Trusts - 0.8%
CapitalSource, Inc. (d)	5,000,000	61,500
Developers Diversified Realty Corp.	4,604,700	145,923
General Growth Properties, Inc.	224,200	3,385
Kimco Realty Corp.	679,800	25,112
		235,920
Real Estate Management & Development - 0.2%
DLF Ltd. (a)	2,000,000	15,344
Iguatemi Empresa de Shopping Centers SA	959,500	6,769
Indiabulls Real Estate Ltd.	5,000,000	18,561
		40,674
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (d)	2,600,000	213
TOTAL FINANCIALS		3,508,932
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 14.4%
Biotechnology - 3.3%
Biogen Idec, Inc. (a)	1,398,510	$ 70,331
BioMarin Pharmaceutical, Inc. (a)	4,000,000	105,960
Celgene Corp. (a)	1,000,000	63,280
Cephalon, Inc. (a)	1,521,130	117,872
Genentech, Inc. (a)	4,934,000	437,547
OSI Pharmaceuticals, Inc. (a)(e)	3,198,900	157,674
		952,664
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	300	24
C.R. Bard, Inc.	1,869,300	177,340
Covidien Ltd.	3,000,000	161,280
Gen-Probe, Inc. (a)	500,000	26,525
Greatbatch, Inc. (a)(e)	2,181,700	53,539
Hill-Rom Holdings, Inc.	500,000	15,155
Integra LifeSciences Holdings Corp. (a)(d)	1,000,000	44,030
Mentor Corp. (d)(e)	3,094,971	73,846
Mindray Medical International Ltd. sponsored ADR	51,400	1,734
St. Jude Medical, Inc. (a)	2,000,000	86,980
Stryker Corp.	1,000,000	62,300
		702,753
Health Care Providers & Services - 2.7%
Amedisys, Inc. (a)(d)	600,000	29,202
athenahealth, Inc. (d)	966,300	32,149
Brookdale Senior Living, Inc. (d)(e)	5,367,200	118,025
Express Scripts, Inc. (a)	1,000,000	73,820
Henry Schein, Inc. (a)	1,000,000	53,840
LHC Group, Inc. (a)	500,000	14,240
Medco Health Solutions, Inc. (a)	8,150,100	366,755
Tenet Healthcare Corp. (a)	7,000,000	38,850
UnitedHealth Group, Inc.	2,000,000	50,780
		777,661
Health Care Technology - 0.2%
Cerner Corp. (a)(d)	1,189,631	53,105
Life Sciences Tools & Services - 2.3%
Affymetrix, Inc. (a)	28,700	222
Charles River Laboratories International, Inc. (a)	2,304,700	127,980
Covance, Inc. (a)	2,000,000	176,820
Pharmaceutical Product Development, Inc.	4,500,000	186,075
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	2,471,500	$ 135,933
Varian, Inc. (a)	700,000	30,030
		657,060
Pharmaceuticals - 3.4%
Allergan, Inc.	11,531,463	593,870
Matrixx Initiatives, Inc. (a)	400,000	7,196
Medicis Pharmaceutical Corp. Class A	2,000,000	29,820
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,000,000	274,740
Wyeth	1,000,000	36,940
XenoPort, Inc. (a)	800,000	38,792
		981,358
TOTAL HEALTH CARE		4,124,601
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	2,295,400	95,374
Lockheed Martin Corp.	1,000,000	109,670
Raytheon Co.	2,000,000	107,020
Raytheon Co. warrants 6/16/11 (a)	204,836	3,482
Stanley, Inc. (a)	500,000	18,455
The Boeing Co.	2,000,000	114,700
		448,701
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	2,000,000	101,920
Forward Air Corp.	390,000	10,620
UTI Worldwide, Inc.	2,000,000	34,040
		146,580
Airlines - 0.9%
Delta Air Lines, Inc. (a)(d)	10,569,584	78,743
JetBlue Airways Corp. (a)(d)	6,241,552	30,896
Northwest Airlines Corp. (a)	12,406,149	112,028
Southwest Airlines Co.	3,000,000	43,530
		265,197
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	497,308	18,898
Construction & Engineering - 0.1%
MYR Group, Inc. (a)(e)(f)	1,810,900	22,926
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.2%
AMETEK, Inc.	500,000	$ 20,385
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	18,302
Emerson Electric Co.	3,464,800	141,329
First Solar, Inc. (a)	500,000	94,455
Q-Cells AG (a)(d)	400,700	33,588
Renewable Energy Corp. AS (a)	9,341,800	173,122
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	1,998,160	71,674
Vestas Wind Systems AS (a)	1,000,000	87,264
		640,119
Machinery - 2.0%
Cummins, Inc.	1,500,000	65,580
Danaher Corp.	3,000,000	208,200
Illinois Tool Works, Inc.	1,000,000	44,450
Mueller Water Products, Inc. Class B	3,304,885	21,482
SPX Corp.	1,600,000	123,200
Sulzer AG (Reg.)	1,000,000	106,407
Trivest 1992 Special Fund Ltd. (a)(g)	26,600,000	0
		569,319
Marine - 0.2%
Alexander & Baldwin, Inc.	1,000,000	44,030
Professional Services - 1.8%
Equifax, Inc. (d)(e)	8,485,262	292,317
Manpower, Inc.	413,882	17,863
Monster Worldwide, Inc. (a)(d)	5,951,938	88,743
Robert Half International, Inc.	5,124,900	126,841
		525,764
Road & Rail - 0.1%
Localiza Rent a Car SA	4,500,000	23,797
Trading Companies & Distributors - 0.1%
Watsco, Inc. (d)	500,000	25,140
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	4,038
TOTAL INDUSTRIALS		2,734,509
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 14.3%
Ciena Corp. (a)	1,024,282	10,325
Cisco Systems, Inc. (a)	18,950,300	427,519
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc. (e)	81,224,083	$ 1,270,345
Foxconn International Holdings Ltd. (a)	5,000,000	2,237
Juniper Networks, Inc. (a)	12,817,200	270,058
Motorola, Inc.	9,698,885	69,250
Nokia Corp. sponsored ADR	78,018,200	1,455,040
Nortel Networks Corp. (a)	50,025	110
Polycom, Inc. (a)	1,958,100	45,291
QUALCOMM, Inc.	5,000,000	214,850
Research In Motion Ltd. (a)	4,512,900	308,231
		4,073,256
Computers & Peripherals - 2.3%
Apple, Inc. (a)	4,500,000	511,470
NetApp, Inc. (a)(d)	6,040,995	110,127
SanDisk Corp. (a)	1,503,609	29,396
		650,993
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	4,736,900	190,139
FLIR Systems, Inc. (a)(e)	8,638,800	331,903
Hon Hai Precision Industry Co. Ltd. (Foxconn)	41,400,000	147,915
Ingram Micro, Inc. Class A (a)	3,000,000	48,210
		718,167
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	1,001,000	400,921
Omniture, Inc. (a)	2,500,000	45,900
WebMD Health Corp. Class A (a)(d)	95,700	2,846
		449,667
IT Services - 1.6%
Accenture Ltd. Class A	2,500,000	95,000
CACI International, Inc. Class A (a)	500,000	25,050
Cognizant Technology Solutions Corp. Class A (a)	8,318,596	189,914
The Western Union Co.	2,500,000	61,675
Visa, Inc.	1,608,400	98,740
		470,379
Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	49,000,000	741,370
ASML Holding NV (NY Shares)	7,695,001	135,509
Himax Technologies, Inc. sponsored ADR	2,000,000	5,780
Lam Research Corp. (a)	499,200	15,720
O2Micro International Ltd. sponsored ADR (a)	700,000	2,541
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ReneSola Ltd. sponsored ADR (a)(d)	1,300,000	$ 13,637
Samsung Electronics Co. Ltd.	365,233	167,369
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,000,000	65,590
Teradyne, Inc. (a)(e)	11,029,691	86,142
Texas Instruments, Inc.	4,000,000	86,000
		1,319,658
Software - 2.4%
Adobe Systems, Inc. (a)	2,500,000	98,675
Concur Technologies, Inc. (a)	1,000,000	38,260
Longtop Financial Technologies Ltd. ADR	29,200	411
Nintendo Co. Ltd.	100,000	42,456
Oracle Corp. (a)	20,395,000	414,222
SAP AG sponsored ADR (d)	2,000,000	106,860
		700,884
TOTAL INFORMATION TECHNOLOGY		8,383,004
MATERIALS - 6.8%
Chemicals - 4.1%
Albemarle Corp.	1,000,000	30,840
Ecolab, Inc.	1,000,000	48,520
FMC Corp.	1,000,000	51,390
Givaudan AG	100,000	83,533
Minerals Technologies, Inc.	500,000	29,680
Monsanto Co.	9,117,600	902,460
Symrise AG	2,000,000	33,944
		1,180,367
Construction Materials - 0.3%
Vulcan Materials Co. (d)	1,000,000	74,500
Metals & Mining - 2.4%
Eldorado Gold Corp. (a)	3,000,000	18,715
Goldcorp, Inc.	3,000,000	94,335
JSW Steel Ltd.	2,000,000	20,912
Kinross Gold Corp.	5,000,000	80,280
Newcrest Mining Ltd.	5,567,245	115,668
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	6,000,000	$ 232,560
Randgold Resources Ltd. sponsored ADR	3,012,766	123,614
		686,084
TOTAL MATERIALS		1,940,951
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
Embarq Corp.	333,051	13,505
FairPoint Communications, Inc.	109,213	947
Level 3 Communications, Inc. (a)(d)	7,249,940	19,575
Telefonica SA sponsored ADR	2,500,000	178,725
		212,752
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series L sponsored ADR (a)	4,405,500	204,239
TOTAL TELECOMMUNICATION SERVICES		416,991
UTILITIES - 0.7%
Electric Utilities - 0.4%
Entergy Corp.	1,000,000	89,010
PPL Corp.	500,000	18,510
		107,520
Multi-Utilities - 0.3%
Sempra Energy	1,700,000	85,799
TOTAL UTILITIES		193,319
TOTAL COMMON STOCKS (Cost $28,933,618)		28,431,168
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	338,400	9,854
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	2,666,700	23,035
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $216,923)		32,889
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp. 1.25% 2/15/27	$ 9,980	$ 12,300
TOTAL CONVERTIBLE BONDS (Cost $15,918)		12,300
Money Market Funds - 1.7%
	Shares
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c) (Cost $473,581)	473,581,113	473,581
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $29,640,040)		28,949,938
NET OTHER ASSETS - (1.4)%		(389,414)
NET ASSETS - 100%		$ 28,560,524
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,926,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,098
Fidelity Securities Lending Cash Central Fund	10,486
Total	$ 13,584
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookdale Senior Living, Inc.	$ 92,426	$ 33,380	$ 1,914	$ -	$ 118,025
Corning, Inc.	1,953,793	113,046	193,918	7,422	1,270,345
Equifax, Inc.	292,572	-	-	679	292,317
FLIR Systems, Inc.	259,941	-	-	-	331,903
Greatbatch, Inc.	40,165	-	-	-	53,539
MBIA, Inc.	157,333	-	56,657	-	-
Mentor Corp.	79,603	-	-	1,238	73,846
Monster Worldwide, Inc.	144,096	53,584	35,507	-	-
MYR Group, Inc.	25,353	-	-	-	22,926
OSI Pharmaceuticals, Inc.	119,607	-	-	-	157,674
Staples, Inc.	1,068,118	39,566	238,014	-	902,031
Teradyne, Inc.	136,989	-	-	-	86,142
Toll Brothers, Inc.	164,360	37,529	-	-	219,417
Town Sports International Holdings, Inc.	10,797	-	13,974	-	-
United Natural Foods, Inc.	77,525	-	-	-	103,546
Total	$ 4,622,678	$ 277,105	$ 539,984	$ 9,339	$ 3,631,711
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 28,949,938	$ 27,504,571	$ 1,445,367	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 25,353
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,427)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(22,926)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.4%
Canada	6.4%
Finland	5.1%
Bermuda	1.5%
Switzerland	1.1%
Israel	1.0%
Others (individually less than 1%)	8.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $466,534) - See accompanying schedule: Unaffiliated issuers (cost $25,482,407)	$ 24,844,646
Fidelity Central Funds (cost $473,581)	473,581
Other affiliated issuers (cost $3,684,052)	3,631,711
Total Investments (cost $29,640,040)		$ 28,949,938
Cash		13,829
Foreign currency held at value (cost $59)		52
Receivable for investments sold		289,195
Receivable for fund shares sold		16,635
Dividends receivable		16,039
Interest receivable		16
Distributions receivable from Fidelity Central Funds		1,877
Prepaid expenses		26
Other receivables		1,972
Total assets		29,289,579

Liabilities
Payable for investments purchased	$ 99,392
Payable for fund shares redeemed	72,762
Accrued management fee	8,585
Notes payable to Affiliates	67,194
Other affiliated payables	5,668
Other payables and accrued expenses	1,873
Collateral on securities loaned, at value	473,581
Total liabilities		729,055

Net Assets		$ 28,560,524
Net Assets consist of:
Paid in capital		$ 29,590,456
Undistributed net investment income		62,497
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(402,236)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(690,193)
Net Assets		$ 28,560,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	September 30, 2008

Magellan: Net Asset Value, offering price and redemption price per share ($28,308,460 ÷ 449,046 shares)	$ 63.04

Class K: Net Asset Value, offering price and redemption price per share ($252,064 ÷ 3,996 shares)	$ 63.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended September 30, 2008

Investment Income
Dividends (including $9,339 earned from other affiliated issuers)		$ 218,707
Interest		223
Income from Fidelity Central Funds		13,584
		232,514
Less foreign taxes withheld		(12,436)
Total income		220,078

Expenses
Management fee Basic fee	$ 103,784
Performance adjustment	13,221
Transfer agent fees	33,720
Accounting and security lending fees	1,222
Custodian fees and expenses	949
Independent trustees' compensation	84
Depreciation in deferred trustee compensation account	(15)
Registration fees	112
Audit	162
Legal	118
Interest	14
Miscellaneous	3,728
Total expenses before reductions	157,099
Expense reductions	(874)	156,225
Net investment income (loss)		63,853
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(189,535)
Other affiliated issuers	(128,416)
Foreign currency transactions	(1,694)
Total net realized gain (loss)		(319,645)
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,287,165)
Assets and liabilities in foreign currencies	(136)
Total change in net unrealized appreciation (depreciation)		(7,287,301)
Net gain (loss)		(7,606,946)
Net increase (decrease) in net assets resulting from operations		$ (7,543,093)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2008	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,853	$ 160,421
Net realized gain (loss)	(319,645)	4,495,166
Change in net unrealized appreciation (depreciation)	(7,287,301)	(3,360,337)
Net increase (decrease) in net assets resulting from operations	(7,543,093)	1,295,250
Distributions to shareholders from net investment income	(4,573)	(198,794)
Distributions to shareholders from net realized gain	(1,309,645)	(5,306,194)
Total distributions	(1,314,218)	(5,504,988)
Share transactions - net increase (decrease)	(904,449)	(623,088)
Total increase (decrease) in net assets	(9,761,760)	(4,832,826)

Net Assets
Beginning of period	38,322,284	43,155,110
End of period (including undistributed net investment income of $62,497 and undistributed net investment income of $3,217, respectively)	$ 28,560,524	$ 38,322,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Magellan

Six months ended September 30,

Years ended March 31,

2008

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 82.26	$ 91.32	$ 112.80	$ 101.00	$ 99.13	$ 76.69
Income from Investment Operations
Net investment income (loss) E	.14	.34	.37	.91	1.26 H	.76
Net realized and unrealized gain (loss)	(16.49)	2.72	3.31	14.87	1.85	22.44
Total from investment operations	(16.35)	3.06	3.68	15.78	3.11	23.20
Distributions from net investment income	(.01)	(.44)	(.50)	(.98)	(1.24)	(.76)
Distributions from net realized gain	(2.86)	(11.68)	(24.66)	(3.00)	-	-
Total distributions	(2.87)	(12.12)	(25.16)	(3.98)	(1.24)	(.76)
Net asset value, end of period	$ 63.04	$ 82.26	$ 91.32	$ 112.80	$ 101.00	$ 99.13
Total Return B, C, D	(20.82)%	2.08%	3.21%	15.89%	3.14%	30.35%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.73%	.54%	.59%	.63%	.70%
Expenses net of fee waivers, if any	.84% A	.73%	.54%	.59%	.63%	.70%
Expenses net of all reductions	.84% A	.72%	.53%	.56%	.62%	.70%
Net investment income (loss)	.34% A	.37%	.41%	.86%	1.26% H	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 28,308	$ 38,322	$ 43,155	$ 50,473	$ 56,891	$ 66,797
Portfolio turnover rate G	74% A	57%	41%	74%	6%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .91%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Period ended September 30,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	(22.79)
Total from investment operations	(22.74)
Net asset value, end of period	$ 63.08
Total Return B, C	(26.50)%
Ratios to Average Net Assets E, H
Expenses before reductions	.71% A
Expenses net of fee waivers, if any	.71% A
Expenses net of all reductions	.71% A
Net investment income (loss)	.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 252
Portfolio turnover rate F	74% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class K shares and the existing class was designated Magellan on May 9, 2008. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of September 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,194,600
Unrealized depreciation	(4,943,254)
Net unrealized appreciation (depreciation)	$ (748,654)
Cost for federal income tax purposes	$ 29,698,592

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,523,460 and $15,339,668, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Magellan and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees for Magellan were equivalent to an annualized rate of .18% of average net assets.

For the period, the total transfer agent fees paid by each class were as follows:

Magellan	$ 33,712
Class K	8
Total	$ 33,720

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $323 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 28,538	3.42%	$ 14

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10,486.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Magellan's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $590 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Magellan	$ 269

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

Semiannual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2008	Year ended March 31, 2008
From net investment income
Magellan	$ 4,573	$ 198,794
From net realized gain
Magellan	$ 1,309,645	$ 5,306,194

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2008 A	Year ended March 31, 2008	Six months ended September 30, 2008 A	Year ended March 31, 2008
Magellan
Shares sold	18,085	38,165	$ 1,465,007	$ 3,471,068
Conversion to Class K	(3,938)	-	(284,513)	-
Reinvestment of distributions	14,807	57,152	1,279,574	5,364,952
Shares redeemed	(45,783)	(102,008)	(3,653,386)	(9,459,108)
Net increase (decrease)	(16,829)	(6,691)	$ (1,193,318)	$ (623,088)
Class K
Shares sold	126	-	$ 8,856	$ -
Conversion from Magellan	3,938	-	284,513	-
Shares redeemed	(68)	-	(4,500)	-
Net increase (decrease)	3,996	-	$ 288,869	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to September 30, 2008.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2008, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 25, 2008

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	18,109,270,380.55	94.100
Withheld	1,135,516,161.25	5.900
TOTAL	19,244,786,541.80	100.000
Dennis J. Dirks
Affirmative	18,183,535,716.39	94.486
Withheld	1,061,250,825.41	5.514
TOTAL	19,244,786,541.80	100.000
Edward C. Johnson 3d
Affirmative	18,063,070,640.34	93.860
Withheld	1,181,715,901.46	6.140
TOTAL	19,244,786,541.80	100.000
Alan J. Lacy
Affirmative	18,160,195,009.17	94.364
Withheld	1,084,591,532.63	5.636
TOTAL	19,244,786,541.80	100.000
Ned C. Lautenbach
Affirmative	18,154,661,764.90	94.335
Withheld	1,090,124,776.90	5.665
TOTAL	19,244,786,541.80	100.000
Joseph Mauriello
Affirmative	18,168,495,175.00	94.407
Withheld	1,076,291,366.80	5.593
TOTAL	19,244,786,541.80	100.000
Cornelia M. Small
Affirmative	18,169,961,949.99	94.415
Withheld	1,074,824,591.81	5.585
TOTAL	19,244,786,541.80	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	18,102,055,299.02	94.062
Withheld	1,142,731,242.78	5.938
TOTAL	19,244,786,541.80	100.000
David M. Thomas
Affirmative	18,181,282,476.48	94.474
Withheld	1,063,504,065.32	5.526
TOTAL	19,244,786,541.80	100.000
Michael E. Wiley
Affirmative	18,158,086,685.68	94.353
Withheld	1,086,699,856.12	5.647
TOTAL	19,244,786,541.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	13,514,327,490.91	70.223
Against	4,025,294,334.94	20.917
Abstain	1,005,410,465.12	5.224
Broker Non-Votes	699,754,250.83	3.636
TOTAL	19,244,786,541.80	100.000
PROPOSAL 4

For Fidelity Magellan Fund, a shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgment of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	5,419,708,682.11	28.162
Against	11,968,157,955.66	62.189
Abstain	1,157,165,653.20	6.013
Broker Non-Votes	699,754,250.83	3.636
TOTAL	19,244,786,541.80	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

MAG-USAN-1108
1.792157.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 28, 2008